Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Current assets
Cash and cash equivalents	$ 5,341	$ 10,545
Prepaid expenses and other receivables	2,175	2,689
Convertible note receivable		442
Total current assets	7,516	13,676
Non-current assets
Investment in associate	452	806
Investment in public company	5,544	2,087
In-process research and development	34,761	81,683
Deferred commitment fee, net of amortization of $450 and $61, respectively	450	839
Right to use asset	263
Other assets, including equipment, net	49	38
Total non-current assets	41,519	85,453
Total assets	49,035	99,129
Current liabilities
Accounts payable and accrued liabilities	2,658	1,865
Lease liability - current, including interest	50
Total current liabilities	2,708	1,865
Non-current liabilities
Lease liability - non-current	225
Warrant liabilities	7,443
Deferred tax liability		10,564
Deferred purchase price payable - Tarus	7,329	7,179
Deferred obligation - iOx milestone		4,126
Total non-current liabilities	14,997	21,869
Total liabilities	17,705	23,734
Shareholders’ Equity
Capital stock	219,494	218,782
Stock option reserve	23,452	21,204
Accumulated other comprehensive loss	(881)	(4,325)
Accumulated deficit	(210,066)	(159,616)
Total equity attributable to owners of the Company	31,999	76,045
Non-controlling interest	(669)	(650)
Total equity	31,330	75,395
Total liabilities and equity	$ 49,035	$ 99,129